Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due to related party		$ 95,501	$ 48,099
SpeakLife [Member]
Services fee	99,000
UCI [Member]
Services fee	$ 144,000